EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Net income/(loss) and share data used in the earnings per share calculation	The following reflects the net income/(loss) and share data used in the earnings per share calculation.

(in thousands of $, except share data)	Six months ended
	June 30,
	2021	2020
Net income/(loss)	59,969	(21,534)

Weighted average number of ordinary shares	53,487,062	54,110,584
Share options	156,000	—
Weighted average number of ordinary shares, adjusted for dilution	53,643,062	54,110,584

Net income/(loss) per share:
Basic and diluted	1.12	(0.40)